Earnings Per Share - Summary of Weighted Average Number of Shares Used as the Denominator (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating basic and diluted earnings per share	9,567,200	22,002,687	26,184,148